Additional Information on Operating Expenses By Nature	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Additional Information on Operating Expenses By Nature
10.	ADDITIONAL INFORMATION ON OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment charges are included in the following line items of the 2017 income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill

Cost of sales	2 817	40	—
Distribution expenses	199	4	—
Sales and marketing expenses	425	196	—
Administrative expenses	337	248	—
Other operating expenses	4	—	6

	3 782	488	6

Depreciation, amortization and impairment charges were included in the following line items of the 2016 income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill

Cost of sales	2 292	21	—
Distribution expenses	143	1	—
Sales and marketing expenses	363	208	—
Administrative expenses	222	218	—
Other operating expenses	2	1	—

	3 025	452	—

Depreciation, amortization and impairment charges were included in the following line items of the 2015 income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill

Cost of sales	2 122	17	—
Distribution expenses	122	1	—
Sales and marketing expenses	285	173	—
Administrative expenses	170	177	—
Other operating expenses	4	—	—
Exceptional items	12	32	38

	2 715	400	38

The depreciation, amortization and impairment of property, plant and equipment included a full-cost reallocation of 1m US dollar in 2017 from the aggregate depreciation, amortization and impairment expense to cost of goods sold (2016: 9m US dollar; 2015: 3m US dollar).

The 2017 increase in depreciation, amortization and impairment charges is mainly due to the business combination with SAB.